Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2012	2011

Government authorities	$20,184	$17,495
Interest receivable	4,019	11,513
Prepaid expenses	8,575	9,929
Other	4,848	5,004

	$37,626	$43,941